Schedule of Investments (unaudited)
December 31, 2025
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.(a)	47,548	$ 27,003,936
Boeing Co. (The)(a)	773,208	167,878,921
General Dynamics Corp.	210,107	70,734,622
General Electric Co.	892,758	274,996,247
Huntington Ingalls Industries, Inc.	68,920	23,437,624
L3Harris Technologies, Inc.	329,827	96,827,312
Lockheed Martin Corp.	359,051	173,662,197
Northrop Grumman Corp.	236,551	134,883,746
Textron, Inc.	309,516	26,980,510
		996,405,115
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	209,003	33,599,322
Expeditors International of Washington, Inc.	237,033	35,320,287
FedEx Corp.	382,772	110,567,520
United Parcel Service, Inc., Class B	1,303,039	129,248,439
		308,735,568
Automobile Components — 0.1%
Aptiv PLC(a)	379,528	28,878,286
Automobiles — 2.2%
Ford Motor Co.	6,900,796	90,538,444
General Motors Co.	1,644,879	133,761,560
Tesla, Inc.(a)	1,882,778	846,722,922
		1,071,022,926
Banks — 5.7%
Bank of America Corp.	11,846,151	651,538,305
Citigroup, Inc.	3,155,013	368,158,467
Citizens Financial Group, Inc.	754,363	44,062,343
Fifth Third Bancorp	1,166,253	54,592,303
Huntington Bancshares, Inc.	2,775,563	48,156,018
JPMorgan Chase & Co.	1,536,020	494,936,364
KeyCorp	1,643,622	33,924,358
M&T Bank Corp.	271,167	54,634,727
PNC Financial Services Group, Inc. (The)	691,482	144,333,038
Regions Financial Corp.	1,540,156	41,738,228
Truist Financial Corp.	2,255,648	111,000,438
U.S. Bancorp	2,740,877	146,253,197
Wells Fargo & Co.	5,535,048	515,866,473
		2,709,194,259
Beverages — 1.6%
Brown-Forman Corp., Class B, NVS	309,287	8,060,019
Coca-Cola Co. (The)	3,959,313	276,795,572
Constellation Brands, Inc., Class A	249,464	34,416,054
Keurig Dr. Pepper, Inc.	2,395,542	67,099,131
Molson Coors Beverage Co., Class B	297,376	13,881,512
PepsiCo, Inc.	2,410,991	346,025,428
		746,277,716
Biotechnology — 2.1%
AbbVie, Inc.	1,682,843	384,512,797
Amgen, Inc.	303,834	99,447,907
Biogen, Inc.(a)	259,102	45,599,361
Gilead Sciences, Inc.	1,006,315	123,515,103
Moderna, Inc.(a)(b)	610,717	18,010,044
Regeneron Pharmaceuticals, Inc.	177,703	137,163,615
Vertex Pharmaceuticals, Inc.(a)(b)	447,375	202,821,930
		1,011,070,757
Security	Shares	Value
Broadline Retail — 3.9%
Amazon.com, Inc.(a)	8,062,019	$ 1,860,875,226
eBay, Inc.	206,421	17,979,269
		1,878,854,495
Building Products — 0.6%
A. O. Smith Corp.	199,129	13,317,747
Allegion PLC	69,503	11,066,268
Builders FirstSource, Inc.(a)(b)	194,228	19,984,119
Carrier Global Corp.	1,395,934	73,761,153
Johnson Controls International PLC	367,065	43,956,034
Lennox International, Inc.	56,556	27,462,462
Masco Corp.	364,808	23,150,716
Trane Technologies PLC	183,767	71,522,116
		284,220,615
Capital Markets — 4.8%
Ameriprise Financial, Inc.	163,347	80,095,568
Ares Management Corp., Class A	363,349	58,728,099
Bank of New York Mellon Corp. (The)	455,357	52,862,394
BlackRock, Inc.(c)	254,420	272,315,903
Blackstone, Inc., Class A, NVS	1,302,091	200,704,307
Cboe Global Markets, Inc.	90,064	22,606,064
Charles Schwab Corp. (The)	2,945,225	294,257,430
CME Group, Inc., Class A	279,768	76,399,045
Coinbase Global, Inc., Class A(a)	402,313	90,979,062
FactSet Research Systems, Inc.	65,797	19,093,631
Franklin Resources, Inc.	539,870	12,897,494
Goldman Sachs Group, Inc. (The)	185,101	162,703,779
Intercontinental Exchange, Inc.	1,005,376	162,830,697
Invesco Ltd.	781,774	20,537,203
KKR & Co., Inc., Class A	556,693	70,967,224
Moody’s Corp.	140,674	71,863,313
Morgan Stanley	830,619	147,459,791
MSCI, Inc., Class A	63,789	36,597,663
Nasdaq, Inc.	795,388	77,256,036
Northern Trust Corp.	333,966	45,616,416
Raymond James Financial, Inc.	311,210	49,977,214
S&P Global, Inc.	306,107	159,968,457
State Street Corp.	492,539	63,542,456
T Rowe Price Group, Inc.	382,812	39,192,293
		2,289,451,539
Chemicals — 2.1%
Air Products & Chemicals, Inc.	392,425	96,936,823
Albemarle Corp.	208,447	29,482,744
CF Industries Holdings, Inc.	273,966	21,188,530
Corteva, Inc.	1,191,493	79,865,776
Dow, Inc.	1,248,407	29,187,756
DuPont de Nemours, Inc.	741,974	29,827,355
Ecolab, Inc.	449,476	117,996,439
International Flavors & Fragrances, Inc.	449,805	30,312,359
Linde PLC	823,357	351,071,191
LyondellBasell Industries NV, Class A	452,276	19,583,551
Mosaic Co. (The)	557,498	13,430,127
PPG Industries, Inc.	396,585	40,634,099
Sherwin-Williams Co. (The)	406,507	131,720,463
		991,237,213
Commercial Services & Supplies — 0.9%
Cintas Corp.	602,309	113,276,254
Copart, Inc.(a)	1,570,339	61,478,772
Republic Services, Inc.	354,794	75,191,492

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Veralto Corp.	436,107	$ 43,514,756
Waste Management, Inc.	653,529	143,586,857
		437,048,131
Communications Equipment — 0.8%
Cisco Systems, Inc.	3,265,814	251,565,652
F5, Inc.(a)	101,310	25,860,391
Motorola Solutions, Inc.	293,683	112,574,568
		390,000,611
Construction Materials — 0.6%
CRH PLC	1,181,866	147,496,877
Martin Marietta Materials, Inc.	106,331	66,208,060
Vulcan Materials Co.(b)	232,977	66,449,700
		280,154,637
Consumer Finance — 0.9%
American Express Co.	303,173	112,158,852
Capital One Financial Corp.	1,120,973	271,679,016
Synchrony Financial	635,568	53,025,438
		436,863,306
Consumer Staples Distribution & Retail — 3.8%
Costco Wholesale Corp.	781,447	673,873,006
Dollar General Corp.	388,424	51,571,054
Dollar Tree, Inc.(a)(b)	333,182	40,984,718
Kroger Co. (The)	1,074,996	67,165,750
Sysco Corp.	844,451	62,227,594
Target Corp.	801,226	78,319,842
Walmart, Inc.	7,732,044	861,427,022
		1,835,568,986
Containers & Packaging — 0.4%
Amcor PLC	4,054,450	33,814,113
Avery Dennison Corp.	135,762	24,692,393
Ball Corp.	470,697	24,932,820
International Paper Co.	934,006	36,790,496
Packaging Corp. of America	158,212	32,628,061
Smurfit WestRock PLC	923,755	35,721,606
		188,579,489
Distributors — 0.1%
Genuine Parts Co.	246,330	30,288,737
Pool Corp.	57,579	13,171,196
		43,459,933
Diversified Telecommunication Services — 1.3%
AT&T Inc.	12,500,586	310,514,556
Verizon Communications, Inc.	7,434,679	302,814,476
		613,329,032
Electric Utilities — 2.8%
Alliant Energy Corp.	451,499	29,351,950
American Electric Power Co., Inc.	943,812	108,830,962
Constellation Energy Corp.(b)	181,713	64,193,752
Duke Energy Corp.	1,371,225	160,721,282
Edison International	680,012	40,814,320
Entergy Corp.	787,470	72,785,852
Evergy, Inc.	407,807	29,561,929
Eversource Energy	658,996	44,370,201
Exelon Corp.	1,781,416	77,651,923
FirstEnergy Corp.	918,829	41,135,974
NextEra Energy, Inc.	3,672,195	294,803,815
NRG Energy, Inc.	87,510	13,935,092
PG&E Corp.	3,876,378	62,293,394
Pinnacle West Capital Corp.	210,218	18,646,337
PPL Corp.	1,306,603	45,757,237
Security	Shares	Value
Electric Utilities (continued)
Southern Co. (The)	1,941,543	$ 169,302,550
Xcel Energy, Inc.	1,043,039	77,038,861
		1,351,195,431
Electrical Equipment — 1.1%
AMETEK, Inc.	405,914	83,338,203
Eaton Corp. PLC	684,850	218,131,573
Emerson Electric Co.	990,605	131,473,096
Generac Holdings, Inc.(a)	103,078	14,056,747
Hubbell, Inc.	93,917	41,709,479
Rockwell Automation, Inc.	89,379	34,774,688
		523,483,786
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	230,462	31,388,924
Corning, Inc.	427,658	37,445,734
Jabil, Inc.	73,181	16,686,732
Keysight Technologies, Inc.(a)	303,092	61,585,264
TE Connectivity PLC	161,275	36,691,675
Teledyne Technologies, Inc.(a)(b)	82,462	42,115,817
Zebra Technologies Corp., Class A(a)	88,986	21,607,581
		247,521,727
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	1,739,942	79,236,959
Halliburton Co.	1,487,297	42,031,013
SLB Ltd.	2,634,188	101,100,135
		222,368,107
Entertainment — 1.2%
Electronic Arts, Inc.	208,951	42,694,958
Live Nation Entertainment, Inc.(a)(b)	130,354	18,575,445
Take-Two Interactive Software, Inc.(a)	147,452	37,752,136
Walt Disney Co. (The)	3,147,937	358,140,792
Warner Bros Discovery, Inc., Class A(a)	4,369,328	125,924,033
		583,087,364
Financial Services — 2.5%
Apollo Global Management, Inc.	385,034	55,737,522
Block, Inc., Class A(a)(b)	965,761	62,861,383
Corpay, Inc.(a)(b)	123,680	37,219,022
Fidelity National Information Services, Inc.	913,361	60,701,972
Fiserv, Inc.(a)	948,378	63,702,550
Global Payments, Inc.	418,928	32,425,027
Jack Henry & Associates, Inc.	127,123	23,197,405
Mastercard, Inc., Class A	477,111	272,373,128
PayPal Holdings, Inc.	1,649,799	96,315,266
Visa, Inc., Class A	1,339,087	469,631,202
		1,174,164,477
Food Products — 0.9%
Archer-Daniels-Midland Co.	848,377	48,773,194
Bunge Global SA	237,745	21,178,325
Campbell’s Co. (The)	345,104	9,618,048
Conagra Brands, Inc.	840,193	14,543,741
General Mills, Inc.	942,137	43,809,371
Hershey Co. (The)	261,575	47,601,418
Hormel Foods Corp.	511,992	12,134,210
J M Smucker Co. (The)	187,376	18,327,247
Kraft Heinz Co. (The)	1,507,104	36,547,272
Lamb Weston Holdings, Inc.	244,759	10,252,955
McCormick & Co., Inc., NVS	448,447	30,543,725
Mondelez International, Inc., Class A	2,275,250	122,476,707
Tyson Foods, Inc., Class A	497,148	29,142,816
		444,949,029

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities — 0.1%
Atmos Energy Corp.	283,453	$ 47,515,226
Ground Transportation — 1.2%
CSX Corp.	3,283,440	119,024,700
JB Hunt Transport Services, Inc.	132,118	25,675,812
Norfolk Southern Corp.	395,650	114,232,068
Old Dominion Freight Line, Inc.	324,785	50,926,288
Union Pacific Corp.	1,045,900	241,937,588
		551,796,456
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	3,066,093	384,150,792
Align Technology, Inc.(a)	117,203	18,301,249
Baxter International, Inc.(b)	902,889	17,254,209
Becton Dickinson & Co.	505,403	98,083,560
Boston Scientific Corp.(a)	862,606	82,249,482
Cooper Cos., Inc. (The)(a)(b)	352,222	28,868,115
Dexcom, Inc.(a)	335,662	22,277,887
Edwards Lifesciences Corp.(a)	553,321	47,170,615
GE HealthCare Technologies, Inc.	803,203	65,878,710
Hologic, Inc.(a)	394,261	29,368,502
Medtronic PLC	2,261,599	217,249,200
ResMed, Inc.	115,361	27,787,004
Solventum Corp.(a)	258,946	20,518,881
STERIS PLC	86,193	21,851,649
Stryker Corp.	351,994	123,715,331
Zimmer Biomet Holdings, Inc.	350,908	31,553,648
		1,236,278,834
Health Care Providers & Services — 3.3%
Cardinal Health, Inc.	418,948	86,093,814
Cencora, Inc.	341,864	115,464,566
Centene Corp.(a)	826,571	34,013,397
Cigna Group (The)	471,015	129,637,458
CVS Health Corp.	2,238,343	177,634,901
DaVita, Inc.(a)	62,007	7,044,615
Elevance Health, Inc.	391,870	137,370,029
Henry Schein, Inc.(a)	175,761	13,284,016
Humana, Inc.	212,220	54,355,909
Labcorp Holdings, Inc.	146,596	36,778,004
McKesson Corp.(b)	217,634	178,522,994
Molina Healthcare, Inc.(a)	90,281	15,667,365
Quest Diagnostics, Inc.	196,804	34,151,398
UnitedHealth Group, Inc.	1,597,237	527,263,906
Universal Health Services, Inc., Class B	97,006	21,149,248
		1,568,431,620
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	273,191	13,369,968
Healthpeak Properties, Inc.	1,220,629	19,627,714
Ventas, Inc.	399,186	30,889,013
		63,886,695
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	1,123,315	19,916,375
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class A(a)	397,758	53,983,716
Chipotle Mexican Grill, Inc.(a)	2,331,528	86,266,536
Darden Restaurants, Inc.	205,611	37,836,536
Domino’s Pizza, Inc.	54,594	22,755,871
McDonald’s Corp.	703,199	214,918,710
MGM Resorts International(a)(b)	360,300	13,147,347
Norwegian Cruise Line Holdings Ltd.(a)(b)	351,838	7,853,024
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	2,004,660	$ 168,812,419
Yum! Brands, Inc.	250,342	37,871,738
		643,445,897
Household Durables — 0.5%
DR Horton, Inc.	482,894	69,551,223
Garmin Ltd.	288,391	58,500,114
Lennar Corp., Class A	381,275	39,195,070
NVR, Inc.(a)(b)	5,019	36,602,413
PulteGroup, Inc.	344,450	40,390,207
		244,239,027
Household Products — 1.7%
Church & Dwight Co., Inc.	424,715	35,612,353
Clorox Co. (The)	214,242	21,602,021
Colgate-Palmolive Co.	1,421,308	112,311,758
Kimberly-Clark Corp.	585,369	59,057,878
Procter & Gamble Co. (The)	4,120,284	590,477,900
		819,061,910
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	1,250,776	17,936,128
Industrial Conglomerates — 0.8%
3M Co.	936,692	149,964,389
Honeywell International, Inc.	1,119,471	218,397,598
		368,361,987
Industrial REITs — 0.4%
Prologis, Inc.	1,637,842	209,086,910
Insurance — 3.4%
Aflac, Inc.	831,740	91,715,970
Allstate Corp. (The)	461,417	96,043,949
American International Group, Inc.	951,413	81,393,382
Aon PLC, Class A	378,990	133,737,991
Arch Capital Group Ltd.(a)	636,845	61,086,172
Arthur J. Gallagher & Co.	452,816	117,184,253
Assurant, Inc.	87,955	21,183,962
Brown & Brown, Inc.	518,853	41,352,584
Chubb Ltd.	645,365	201,431,324
Cincinnati Financial Corp.	112,357	18,350,145
Erie Indemnity Co., Class A, NVS	44,623	12,791,183
Everest Group Ltd.	73,726	25,018,918
Globe Life, Inc.	139,823	19,555,645
Hartford Insurance Group, Inc. (The)	491,339	67,706,514
Loews Corp.	299,995	31,592,474
Marsh & McLennan Cos., Inc.	863,844	160,260,339
MetLife, Inc.	975,919	77,039,046
Principal Financial Group, Inc.	351,154	30,975,294
Progressive Corp. (The)	454,943	103,599,620
Prudential Financial, Inc.	617,140	69,662,763
Travelers Cos., Inc. (The)	393,322	114,086,979
W R Berkley Corp.(b)	226,740	15,899,009
Willis Towers Watson PLC	168,924	55,508,426
		1,647,175,942
Interactive Media & Services — 0.0%
Match Group, Inc.	414,645	13,388,887
IT Services — 1.5%
Accenture PLC, Class A	1,093,476	293,379,611
Akamai Technologies, Inc.(a)	252,690	22,047,202
Cognizant Technology Solutions Corp., Class A	851,033	70,635,739
EPAM Systems, Inc.(a)(b)	97,022	19,877,867
Gartner, Inc.(a)	127,595	32,189,667

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
GoDaddy, Inc., Class A(a)	239,335	$ 29,696,687
International Business Machines Corp.	791,132	234,341,210
		702,167,983
Leisure Products — 0.0%
Hasbro, Inc.	234,171	19,202,022
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	499,881	68,018,808
Bio-Techne Corp.(b)	273,664	16,094,180
Charles River Laboratories International, Inc.(a)	86,440	17,243,051
Danaher Corp.	1,108,482	253,753,699
IQVIA Holdings, Inc.(a)	300,281	67,686,340
Mettler-Toledo International, Inc.(a)	19,013	26,507,735
Revvity, Inc.(b)	199,136	19,266,408
Thermo Fisher Scientific, Inc.	662,470	383,868,242
Waters Corp.(a)(b)	105,229	39,969,131
West Pharmaceutical Services, Inc.	127,281	35,020,094
		927,427,688
Machinery — 2.1%
Cummins, Inc.	80,508	41,095,309
Deere & Co.	443,298	206,386,250
Dover Corp.	242,169	47,281,076
Fortive Corp.	562,419	31,051,153
IDEX Corp.	131,465	23,392,882
Illinois Tool Works, Inc.	465,488	114,649,694
Ingersoll Rand, Inc.	634,683	50,279,587
Nordson Corp.	93,757	22,541,996
Otis Worldwide Corp.	687,383	60,042,905
PACCAR, Inc.	926,080	101,415,021
Parker-Hannifin Corp.	97,906	86,055,458
Pentair PLC	287,415	29,931,398
Snap-on, Inc.	92,067	31,726,288
Stanley Black & Decker, Inc.	272,041	20,207,205
Westinghouse Air Brake Technologies Corp.	301,447	64,343,862
Xylem, Inc.	429,447	58,482,092
		988,882,176
Media — 0.7%
Charter Communications, Inc., Class A(a)(b)	155,779	32,518,866
Comcast Corp., Class A	6,408,509	191,550,334
Fox Corp., Class A, NVS	124,421	9,091,443
Fox Corp., Class B	88,639	5,755,330
News Corp., Class A, NVS	657,738	17,180,117
News Corp., Class B	216,813	6,424,169
Omnicom Group, Inc.	563,383	45,493,177
Paramount Skydance Corp., Class B, NVS(b)	545,873	7,314,698
Trade Desk, Inc. (The), Class A(a)	773,387	29,357,771
		344,685,905
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	2,531,926	128,596,521
Nucor Corp.	403,547	65,822,551
Steel Dynamics, Inc.	241,104	40,855,073
		235,274,145
Multi-Utilities — 1.2%
Ameren Corp.	477,653	47,698,429
CenterPoint Energy, Inc.	1,146,703	43,964,593
CMS Energy Corp.	538,138	37,631,990
Consolidated Edison, Inc.	636,514	63,218,571
Dominion Energy, Inc.	1,505,680	88,217,791
DTE Energy Co.	364,786	47,050,098
NiSource, Inc.	844,267	35,256,590
Public Service Enterprise Group, Inc.	880,138	70,675,081
Security	Shares	Value
Multi-Utilities (continued)
Sempra	1,150,850	$ 101,608,547
WEC Energy Group, Inc.	573,765	60,509,257
		595,830,947
Office REITs — 0.0%
BXP, Inc.	258,851	17,467,265
Oil, Gas & Consumable Fuels — 5.6%
APA Corp.	622,954	15,237,455
Chevron Corp.	3,337,351	508,645,666
ConocoPhillips	2,178,896	203,966,455
Coterra Energy, Inc.	1,347,174	35,457,620
Devon Energy Corp.	1,108,791	40,615,014
Diamondback Energy, Inc.	328,813	49,430,458
EOG Resources, Inc.	956,742	100,467,477
EQT Corp.	1,100,772	59,001,379
Expand Energy Corp.	418,319	46,165,685
Exxon Mobil Corp.	7,435,992	894,847,277
Kinder Morgan, Inc.	3,452,109	94,898,476
Marathon Petroleum Corp.	530,041	86,200,568
Occidental Petroleum Corp.	1,269,541	52,203,526
ONEOK, Inc.	1,109,503	81,548,471
Phillips 66	710,457	91,677,371
Targa Resources Corp.	378,505	69,834,173
Texas Pacific Land Corp.	101,693	29,208,263
Valero Energy Corp.	537,815	87,550,904
Williams Cos., Inc. (The)	2,153,339	129,437,207
		2,676,393,445
Passenger Airlines — 0.4%
Delta Air Lines, Inc.	1,143,726	79,374,584
Southwest Airlines Co.	914,417	37,792,855
United Airlines Holdings, Inc.(a)	570,836	63,830,882
		180,998,321
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	431,813	45,219,457
Kenvue, Inc.	3,379,675	58,299,394
		103,518,851
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	3,589,577	193,621,783
Johnson & Johnson	1,741,776	360,460,543
Merck & Co., Inc.	4,376,471	460,667,337
Pfizer, Inc.	10,025,424	249,633,058
Viatris, Inc.	2,022,991	25,186,238
Zoetis, Inc., Class A	777,063	97,770,067
		1,387,339,026
Professional Services — 1.0%
Automatic Data Processing, Inc.	713,156	183,445,118
Broadridge Financial Solutions, Inc.	206,136	46,003,371
Dayforce, Inc.(a)	154,596	10,691,859
Equifax, Inc.	216,118	46,893,284
Jacobs Solutions, Inc.	209,948	27,809,712
Leidos Holdings, Inc.(b)	225,928	40,757,411
Paychex, Inc.	571,144	64,070,934
Paycom Software, Inc.	85,830	13,677,869
Verisk Analytics, Inc.	115,047	25,734,863
		459,084,421
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	516,876	83,108,492
CoStar Group, Inc.(a)	748,246	50,312,061
		133,420,553

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs — 0.4%
AvalonBay Communities, Inc.	249,798	$ 45,290,875
Camden Property Trust	186,869	20,570,539
Equity Residential	612,207	38,593,529
Essex Property Trust, Inc.	114,092	29,855,595
Invitation Homes, Inc.	990,586	27,528,385
Mid-America Apartment Communities, Inc.	205,637	28,565,036
UDR, Inc.	528,235	19,375,660
		209,779,619
Retail REITs — 0.4%
Federal Realty Investment Trust	137,880	13,898,304
Kimco Realty Corp.	1,189,440	24,109,949
Realty Income Corp.	1,622,036	91,434,169
Regency Centers Corp.	289,128	19,958,506
Simon Property Group, Inc.	339,665	62,875,388
		212,276,316
Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	867,452	235,252,982
Intel Corp.(a)	7,875,429	290,603,330
Microchip Technology, Inc.	953,119	60,732,743
NXP Semiconductors NV(b)	443,769	96,324,499
ON Semiconductor Corp.(a)(b)	711,281	38,515,866
Qnity Electronics, Inc.	370,997	30,291,905
QUALCOMM, Inc.	1,888,458	323,020,741
Skyworks Solutions, Inc.	261,150	16,559,522
Teradyne, Inc.	115,538	22,363,535
Texas Instruments, Inc.	1,602,147	277,956,483
		1,391,621,606
Software — 4.0%
Adobe, Inc.(a)	738,102	258,328,319
Autodesk, Inc.(a)	157,968	46,760,108
Cadence Design Systems, Inc.(a)	177,689	55,542,028
Fair Isaac Corp.(a)	21,386	36,155,599
Fortinet, Inc.(a)	413,907	32,868,355
Gen Digital, Inc.	985,726	26,801,890
Intuit, Inc.	216,311	143,288,732
Oracle Corp.	1,423,558	277,465,690
Palo Alto Networks, Inc.(a)(b)	530,658	97,747,203
PTC, Inc.(a)	211,813	36,899,943
Roper Technologies, Inc.	189,794	84,483,003
Salesforce, Inc.	1,678,631	444,686,138
ServiceNow, Inc.(a)	713,404	109,286,359
Synopsys, Inc.(a)	327,521	153,843,164
Trimble, Inc.(a)	420,985	32,984,175
Tyler Technologies, Inc.(a)	76,127	34,557,852
Workday, Inc., Class A(a)(b)	213,437	45,841,999
		1,917,540,557
Specialized REITs — 1.5%
American Tower Corp.	825,465	144,926,890
Crown Castle, Inc.	767,870	68,240,607
Digital Realty Trust, Inc.	569,347	88,083,674
Equinix, Inc.	173,125	132,641,450
Extra Space Storage, Inc.	374,724	48,796,559
Iron Mountain, Inc.	519,183	43,066,230
Public Storage	278,454	72,258,813
SBA Communications Corp., Class A	188,462	36,454,205
VICI Properties, Inc.	1,886,332	53,043,656
Weyerhaeuser Co.	1,266,138	29,994,809
		717,506,893
Specialty Retail — 2.6%
AutoZone, Inc.(a)	10,294	34,912,101
Security	Shares	Value
Specialty Retail (continued)
Best Buy Co., Inc.	343,197	$ 22,970,175
Carvana Co., Class A(a)	122,273	51,601,651
Home Depot, Inc. (The)	1,755,136	603,942,297
Lowe’s Cos., Inc.	988,880	238,478,301
Ross Stores, Inc.	298,419	53,757,199
TJX Cos., Inc. (The)	883,082	135,650,226
Tractor Supply Co.	932,973	46,657,980
Williams-Sonoma, Inc.	215,230	38,437,926
		1,226,407,856
Technology Hardware, Storage & Peripherals — 8.1%
Apple Inc.	13,027,330	3,541,609,934
Dell Technologies, Inc., Class C	531,437	66,897,289
Hewlett Packard Enterprise Co.	2,327,762	55,912,843
HP, Inc.	1,652,504	36,817,789
NetApp, Inc.	352,850	37,786,706
Seagate Technology Holdings PLC	138,610	38,171,808
Super Micro Computer, Inc.(a)(b)	880,773	25,780,226
Western Digital Corp.	602,858	103,854,348
		3,906,830,943
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	255,997	26,539,209
Lululemon Athletica, Inc.(a)	190,734	39,636,433
NIKE, Inc., Class B	2,097,074	133,604,584
		199,780,226
Tobacco — 0.8%
Altria Group, Inc.	2,959,948	170,670,601
Philip Morris International, Inc.	1,207,702	193,715,401
		364,386,002
Trading Companies & Distributors — 0.4%
Fastenal Co.	2,024,291	81,234,798
United Rentals, Inc.	49,485	40,049,200
WW Grainger, Inc.	77,134	77,832,063
		199,116,061
Water Utilities — 0.1%
American Water Works Co., Inc.	342,724	44,725,482
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	848,054	172,188,884
Total Long-Term Investments — 99.8% (Cost: $43,811,424,011)		47,871,497,622
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)(e)	133,411,561	133,478,266
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(d)	75,157,691	75,157,691
Total Short-Term Securities — 0.4% (Cost: $208,602,745)		208,635,957
Total Investments — 100.2% (Cost: $44,020,026,756)		48,080,133,579
Liabilities in Excess of Other Assets — (0.2)%		(90,247,341)
Net Assets — 100.0%		$ 47,989,886,238

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P 500 Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 124,420,531	$ 9,090,209 (a)	$ —	$ (30,674)	$ (1,800)	$ 133,478,266	133,411,561	$ 1,796,609 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	66,635,664	8,522,027 (a)	—	—	—	75,157,691	75,157,691	1,947,917	—
BlackRock, Inc.	214,837,709	78,717,524	(50,748,322)	2,718,165	26,790,827	272,315,903	254,420	3,776,620	—
				$ 2,687,491	$ 26,789,027	$ 480,951,860		$ 7,521,146	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	1,013	03/20/26	$ 105,428	$ (575,814)
S&P 500 E-Mini Index	24	03/20/26	8,271	(38,446)
				$ (614,260)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® S&P 500 Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 47,871,497,622	$ —	$ —	$ 47,871,497,622
Short-Term Securities
Money Market Funds	208,635,957	—	—	208,635,957
	$ 48,080,133,579	$ —	$ —	$ 48,080,133,579
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (614,260)	$ —	$ —	$ (614,260)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust